Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 62,358	¥ 61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)
Net deferred tax assets	¥ 136,918	¥ 147,266